Quarterly Report
June 30, 2025
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2025
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.5% †
Aerospace & Defense - 0.6%
RTX Corp.	12,119	$1,769,616
Apparel Retail - 0.2%
Ross Stores, Inc.	4,917	627,311
Application Software - 3.5%
Adobe, Inc. (a)	8,191	3,168,934
Intuit, Inc.	1,399	1,101,894
Salesforce, Inc.	14,676	4,001,999
Synopsys, Inc. (a)	5,174	2,652,606
		10,925,433
Automobile Manufacturers - 1.0%
General Motors Co.	31,443	1,547,310
Tesla, Inc. (a)	5,384	1,710,281
		3,257,591
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	20,220	1,822,429
Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc. (a)	6,726	369,728
Vertex Pharmaceuticals, Inc. (a)	1,715	763,518
		1,133,246
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	66,929	14,683,553
Building Products - 0.6%
Trane Technologies PLC	3,971	1,736,955
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	4,670	2,563,643
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	1,028	1,017,658
Walmart, Inc.	29,234	2,858,501
		3,876,159
Data Center REITs - 0.8%
Equinix, Inc.	3,233	2,571,755
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	12,871	3,128,039
Diversified Banks - 3.9%
Bank of America Corp.	115,086	5,445,869
JPMorgan Chase & Co.	23,082	6,691,703
		12,137,572
Electric Utilities - 0.9%
NextEra Energy, Inc.	42,888	2,977,285
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	5,926	2,115,523
Emerson Electric Co.	31,578	4,210,295
		6,325,818
Electronic Components - 0.3%
Amphenol Corp., Class A	11,133	1,099,384
Environmental & Facilities Services - 1.8%
Tetra Tech, Inc.	61,235	2,202,011
	Number of Shares	Fair Value
Waste Management, Inc.	15,332	$3,508,268
		5,710,279
Financial Exchanges & Data - 2.8%
CME Group, Inc.	3,130	862,691
Intercontinental Exchange, Inc.	9,991	1,833,049
MSCI, Inc.	3,591	2,071,073
S&P Global, Inc.	7,310	3,854,490
		8,621,303
Healthcare Equipment - 1.1%
Abbott Laboratories	9,899	1,346,363
Becton Dickinson & Co.	6,349	1,093,615
IDEXX Laboratories, Inc. (a)	1,594	854,926
		3,294,904
Healthcare Supplies - 0.2%
Cooper Cos., Inc. (a)	8,770	624,073
Home Improvement Retail - 1.8%
Home Depot, Inc.	14,309	5,246,252
Lowe's Cos., Inc.	2,351	521,616
		5,767,868
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	4,459	864,199
Industrial Gases - 1.2%
Linde PLC	7,920	3,715,906
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	5,996	4,188,026
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	4,088	893,800
Integrated Oil & Gas - 1.3%
Chevron Corp.	10,777	1,543,159
Exxon Mobil Corp.	22,565	2,432,507
		3,975,666
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A	69,497	12,247,457
Alphabet, Inc., Class C	9,495	1,684,318
Meta Platforms, Inc., Class A	17,158	12,664,148
		26,595,923
Investment Banking & Brokerage - 1.5%
Goldman Sachs Group, Inc.	6,831	4,834,640
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	2,968	887,106
Life Sciences Tools & Services - 2.3%
Danaher Corp.	5,527	1,091,803
IQVIA Holdings, Inc. (a)	17,632	2,778,627
Thermo Fisher Scientific, Inc.	8,341	3,381,942
		7,252,372
Managed Healthcare - 1.6%
Elevance Health, Inc.	2,624	1,020,631
UnitedHealth Group, Inc.	12,312	3,840,975
		4,861,606
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	1,670	2,236,347

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Walt Disney Co.	12,701	$1,575,051
		3,811,398
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	7,796	3,787,063
Multi-Utilities - 1.1%
CMS Energy Corp.	29,665	2,055,191
Sempra	19,595	1,484,713
		3,539,904
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	23,930	2,147,478
EQT Corp.	15,938	929,504
		3,076,982
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	7,915	533,788
Passenger Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	49,206	4,590,920
Personal Care Products - 0.7%
Kenvue, Inc.	99,615	2,084,942
Pharmaceuticals - 3.5%
AstraZeneca PLC ADR (b)	19,214	1,342,674
Eli Lilly & Co.	6,121	4,771,503
Johnson & Johnson	18,635	2,846,496
Merck & Co., Inc.	23,186	1,835,404
		10,796,077
Property & Casualty Insurance - 1.0%
American International Group, Inc.	7,277	622,838
Chubb Ltd.	4,205	1,218,273
Progressive Corp.	5,087	1,357,517
		3,198,628
Rail Transportation - 0.5%
Union Pacific Corp.	6,464	1,487,237
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	15,271	2,139,773
Restaurants - 0.5%
McDonald's Corp.	5,142	1,502,338
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	20,734	3,795,773
Semiconductors - 13.4%
Advanced Micro Devices, Inc. (a)	10,700	1,518,330
Broadcom, Inc.	35,816	9,872,681
NVIDIA Corp.	167,966	26,536,948
Texas Instruments, Inc.	17,915	3,719,512
		41,647,471
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	20,617	1,291,449
PepsiCo, Inc.	10,681	1,410,319
		2,701,768
Specialty Chemicals - 0.3%
Ecolab, Inc.	2,235	602,198
	Number of Shares	Fair Value
International Flavors & Fragrances, Inc.	6,300	$463,365
		1,065,563
Systems Software - 9.6%
Crowdstrike Holdings, Inc., Class A (a)	1,679	855,132
Microsoft Corp.	50,973	25,354,480
Oracle Corp.	10,494	2,294,303
ServiceNow, Inc. (a)	1,349	1,386,880
		29,890,795
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	75,420	15,473,921
Telecom Tower REITs - 0.9%
American Tower Corp.	12,444	2,750,373
Tobacco - 1.1%
Philip Morris International, Inc.	18,065	3,290,178
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	5,218	3,931,241
WW Grainger, Inc.	1,035	1,076,649
		5,007,890
Transaction & Payment Processing Services - 2.3%
Fidelity National Information Services, Inc.	9,016	733,992
Mastercard, Inc., Class A	1,635	918,772
Visa, Inc., Class A	15,957	5,665,533
		7,318,297
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	3,431	817,470
Total Common Stock (Cost $189,644,644)		307,032,009
Short-Term Investment - 1.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $4,263,881)	4,263,881	4,263,881
Total Investments (Cost $193,908,525)		311,295,890
Other Assets and Liabilities, net - 0.1%		212,860
NET ASSETS - 100.0%		$311,508,750

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2025	4	$1,221,909	$1,250,750	$28,841
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$307,032,009	$—	$—	$307,032,009
Short-Term Investment	4,263,881	—	—	4,263,881
Total Investments in Securities	$311,295,890	$—	$—	$311,295,890
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	28,841	—	—	28,841
Total Other Financial Instruments	$28,841	$—	$—	$28,841

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,071,560	$13,071,560	$51,743,117	$60,550,796	$—	$—	4,263,881	$4,263,881	$314,548
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 93.9% †
Aerospace & Defense - 0.8%
Hexcel Corp.	8,624	$487,170
Mercury Systems, Inc. (a)	10,546	568,007
Rocket Lab Corp. (a)	13,128	469,589
Woodward, Inc.	10,388	2,545,995
		4,070,761
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	44,690	4,610,220
Alamo Group, Inc.	4,976	1,086,659
		5,696,879
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)(b)	160,741	6,098,514
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	4,615	382,353
Boot Barn Holdings, Inc. (a)	32,507	4,941,064
Buckle, Inc.	37,167	1,685,523
Revolve Group, Inc. (a)	35,017	702,091
		7,711,031
Application Software - 5.3%
ACI Worldwide, Inc. (a)	60,265	2,766,766
Alkami Technology, Inc. (a)	84,960	2,560,694
Blackbaud, Inc. (a)	39,356	2,527,049
BlackLine, Inc. (a)	32,483	1,839,188
Braze, Inc., Class A (a)	73,184	2,056,470
CCC Intelligent Solutions Holdings, Inc. (a)	261,915	2,464,620
Clearwater Analytics Holdings, Inc., Class A (a)	40,086	879,086
Confluent, Inc., Class A (a)	100,000	2,493,000
Dynatrace, Inc. (a)	15,366	848,357
Intapp, Inc. (a)	6,850	353,597
Jamf Holding Corp. (a)	41,982	399,249
nCino, Inc. (a)	19,689	550,701
Nutanix, Inc., Class A (a)	31,400	2,400,216
Procore Technologies, Inc. (a)	9,247	632,680
Riot Platforms, Inc. (a)	15,860	179,218
Vertex, Inc., Class A (a)	84,067	2,970,508
		25,921,399
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	119,792	1,239,847
Hamilton Lane, Inc., Class A	8,936	1,269,985
		2,509,832
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	18,704	1,661,102
Automotive Parts & Equipment - 2.4%
Dana, Inc.	35,707	612,375
Dorman Products, Inc. (a)	36,223	4,443,475
Modine Manufacturing Co. (a)	58,148	5,727,578
Patrick Industries, Inc.	8,443	779,036
		11,562,464
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	4,828	2,108,436
Murphy USA, Inc. (b)	9,136	3,716,525
Valvoline, Inc. (a)	36,500	1,382,255
		7,207,216
	Number of Shares	Fair Value
Biotechnology - 2.1%
89bio, Inc. (a)	31,417	$308,515
ADMA Biologics, Inc. (a)	23,087	420,414
Ascendis Pharma AS ADR (a)	10,829	1,869,085
Bicycle Therapeutics PLC ADR (a)	19,604	136,248
Catalyst Pharmaceuticals, Inc. (a)	35,605	772,629
Emergent BioSolutions, Inc. (a)	86,193	549,911
Halozyme Therapeutics, Inc. (a)	12,506	650,562
Heron Therapeutics, Inc. (a)	398,324	824,531
Insmed, Inc. (a)	6,475	651,644
Krystal Biotech, Inc. (a)	1,383	190,107
Legend Biotech Corp. ADR (a)	6,799	241,297
Merus NV (a)	8,794	462,564
MoonLake Immunotherapeutics (a)	6,513	307,414
Revolution Medicines, Inc. (a)	7,957	292,738
Rhythm Pharmaceuticals, Inc. (a)	7,042	444,984
Soleno Therapeutics, Inc. (a)	6,617	554,372
Vaxcyte, Inc. (a)	13,682	444,802
Vericel Corp. (a)	23,935	1,018,434
Xenon Pharmaceuticals, Inc. (a)	5,125	160,413
		10,300,664
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	11,052	2,108,832
Building Products - 2.6%
AAON, Inc.	13,000	958,751
Armstrong World Industries, Inc.	21,624	3,512,602
AZZ, Inc.	10,687	1,009,708
CSW Industrials, Inc.	7,400	2,122,542
Gibraltar Industries, Inc. (a)	39,499	2,330,441
Simpson Manufacturing Co., Inc.	15,651	2,430,757
UFP Industries, Inc.	5,162	512,896
		12,877,697
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	6,286	1,722,301
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	30,491	317,106
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	14,368	1,431,628
Commercial Printing - 0.3%
Brady Corp., Class A	19,800	1,345,806
Commodity Chemicals - 0.1%
Hawkins, Inc.	4,911	697,853
Communications Equipment - 0.7%
Calix, Inc. (a)	2,680	142,549
Extreme Networks, Inc. (a)	177,413	3,184,564
		3,327,113
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	3,554	1,905,690
Dycom Industries, Inc. (a)	9,550	2,333,924

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Fluor Corp. (a)	7,796	$399,701
IES Holdings, Inc. (a)	3,313	981,410
Primoris Services Corp.	6,057	472,083
Valmont Industries, Inc.	2,545	831,121
WillScot Holdings Corp.	13,100	358,940
		7,282,869
Construction Machinery & Heavy Transportation Equipment - 0.5%
Astec Industries, Inc.	12,926	538,885
Manitowoc Co., Inc. (a)	42,066	505,633
Oshkosh Corp.	6,006	681,921
REV Group, Inc.	4,027	191,645
Wabash National Corp.	35,142	373,560
		2,291,644
Construction Materials - 0.1%
Eagle Materials, Inc.	2,713	548,324
Consumer Finance - 0.3%
PROG Holdings, Inc.	44,108	1,294,570
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	33,611	2,195,134
Verra Mobility Corp. (a)	102,825	2,610,727
		4,805,861
Distributors - 0.4%
LKQ Corp.	58,547	2,166,824
Diversified Metals & Mining - 0.1%
Materion Corp.	3,206	254,460
Diversified REITs - 0.2%
American Assets Trust, Inc.	23,759	469,240
Essential Properties Realty Trust, Inc.	9,532	304,166
		773,406
Diversified Support Services - 1.0%
Healthcare Services Group, Inc. (a)	150,596	2,263,458
RB Global, Inc.	20,849	2,213,955
Vestis Corp.	63,068	361,380
		4,838,793
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	12,008	1,484,069
Stride, Inc. (a)	12,570	1,825,038
		3,309,107
Electric Utilities - 0.9%
ALLETE, Inc.	3,717	238,148
IDACORP, Inc.	37,957	4,382,136
		4,620,284
Electrical Components & Equipment - 0.5%
Acuity, Inc.	1,720	513,145
Atkore, Inc.	7,295	514,662
NEXTracker, Inc., Class A (a)	11,956	650,048
Regal Rexnord Corp.	3,765	545,774
		2,223,629
Electronic Components - 1.6%
Belden, Inc.	45,636	5,284,649
	Number of Shares	Fair Value
Littelfuse, Inc.	11,432	$2,591,977
		7,876,626
Electronic Equipment & Instruments - 2.4%
Advanced Energy Industries, Inc.	31,250	4,140,625
Badger Meter, Inc.	3,280	803,436
Crane NXT Co.	42,031	2,265,471
Novanta, Inc. (a)	16,661	2,148,103
Vontier Corp.	60,156	2,219,756
		11,577,391
Electronic Manufacturing Services - 0.3%
Celestica, Inc. (a)	2,413	376,694
Fabrinet (a)	2,187	644,465
Plexus Corp. (a)	3,671	496,723
		1,517,882
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	24,696	411,189
Casella Waste Systems, Inc., Class A (a)	8,843	1,020,305
		1,431,494
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	12,346	787,798
Performance Food Group Co. (a)	36,698	3,209,974
		3,997,772
Food Retail - 0.2%
Maplebear, Inc. (a)	13,795	624,086
Sprouts Farmers Market, Inc. (a)	2,905	478,279
		1,102,365
Footwear - 0.1%
Birkenstock Holding PLC (a)	12,690	624,094
Forest Products - 0.9%
Louisiana-Pacific Corp.	53,293	4,582,665
Gas Utilities - 0.1%
UGI Corp.	13,678	498,153
Gold - 0.0%*
Coeur Mining, Inc. (a)	21,328	188,966
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	55,716	926,557
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	229,064	2,160,074
Owens & Minor, Inc. (a)	41,775	380,152
		2,540,226
Healthcare Equipment - 4.0%
AtriCure, Inc. (a)	48,648	1,594,195
CONMED Corp.	20,125	1,048,110
Envista Holdings Corp. (a)	84,944	1,659,806
Glaukos Corp. (a)	14,024	1,448,539
Globus Medical, Inc., Class A (a)	26,000	1,534,520
Inspire Medical Systems, Inc. (a)	9,846	1,277,715
Integer Holdings Corp. (a)	14,347	1,764,251
iRhythm Technologies, Inc. (a)	18,633	2,868,737

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
LeMaitre Vascular, Inc.	6,687	$555,355
Masimo Corp. (a)	3,570	600,545
Penumbra, Inc. (a)	6,081	1,560,567
PROCEPT BioRobotics Corp. (a)	31,237	1,799,251
SI-BONE, Inc. (a)	51,790	974,688
Tandem Diabetes Care, Inc. (a)	34,988	652,176
		19,338,455
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)	52,052	1,181,060
U.S. Physical Therapy, Inc.	63,018	4,928,007
		6,109,067
Healthcare Services - 0.6%
Addus HomeCare Corp. (a)	4,200	483,798
Castle Biosciences, Inc. (a)	47,739	974,831
GeneDx Holdings Corp. (a)	5,356	494,412
Option Care Health, Inc. (a)	12,486	405,545
RadNet, Inc. (a)	12,581	715,985
		3,074,571
Healthcare Supplies - 0.1%
Lantheus Holdings, Inc. (a)	7,045	576,704
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	171,205	667,700
Phreesia, Inc. (a)	65,588	1,866,634
Simulations Plus, Inc.	16,600	289,670
		2,824,004
Home Building - 0.6%
Green Brick Partners, Inc. (a)	11,676	734,187
Installed Building Products, Inc.	2,453	442,325
Taylor Morrison Home Corp. (a)	25,164	1,545,573
		2,722,085
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	215,487	1,568,745
Xenia Hotels & Resorts, Inc.	19,103	240,125
		1,808,870
Hotels, Resorts & Cruise Lines - 0.2%
Wyndham Hotels & Resorts, Inc.	11,800	958,278
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	33,808	1,057,852
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	119,897	1,991,489
Industrial Machinery & Supplies & Components - 6.6%
Albany International Corp., Class A	4,124	289,216
Enerpac Tool Group Corp.	129,002	5,232,321
Enpro, Inc.	3,273	626,943
Esab Corp.	21,550	2,597,853
ESCO Technologies, Inc.	8,600	1,650,082
Gates Industrial Corp. PLC (a)	37,412	861,598
Hillenbrand, Inc.	29,349	589,034
ITT, Inc.	6,143	963,407
JBT Marel Corp.	17,085	2,054,642
Kadant, Inc.	6,000	1,904,700
	Number of Shares	Fair Value
Mueller Industries, Inc.	53,679	$4,265,870
Mueller Water Products, Inc., Class A	19,925	478,997
RBC Bearings, Inc. (a)	4,600	1,770,080
SPX Technologies, Inc. (a)	12,457	2,088,790
Standex International Corp.	14,350	2,245,488
Timken Co.	46,574	3,378,944
Watts Water Technologies, Inc., Class A	5,900	1,450,751
		32,448,716
Industrial REITs - 0.7%
Americold Realty Trust, Inc.	26,175	435,290
EastGroup Properties, Inc.	17,332	2,896,524
First Industrial Realty Trust, Inc.	6,069	292,101
		3,623,915
Insurance Brokers - 0.6%
Baldwin Insurance Group, Inc. (a)	70,253	3,007,531
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	3,510	556,195
Investment Banking & Brokerage - 1.6%
Houlihan Lokey, Inc.	3,216	578,719
Piper Sandler Cos.	2,018	560,883
PJT Partners, Inc., Class A	12,162	2,006,852
Raymond James Financial, Inc.	22,211	3,406,501
Stifel Financial Corp.	3,425	355,446
StoneX Group, Inc. (a)	11,000	1,002,540
		7,910,941
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	10,709	449,350
Unisys Corp. (a)	138,801	628,768
		1,078,118
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	62,693	572,387
Planet Fitness, Inc., Class A (a)	9,484	1,034,230
		1,606,617
Leisure Products - 0.4%
Acushnet Holdings Corp.	9,623	700,747
Johnson Outdoors, Inc., Class A	7,249	219,427
Polaris, Inc.	11,198	455,199
YETI Holdings, Inc. (a)	15,284	481,751
		1,857,124
Life & Health Insurance - 0.1%
Primerica, Inc.	1,902	520,520
Life Sciences Tools & Services - 2.5%
Azenta, Inc. (a)	58,318	1,795,028
BioLife Solutions, Inc. (a)	65,465	1,410,116
Bio-Rad Laboratories, Inc., Class A (a)	1,221	294,652
Bruker Corp.	55,250	2,276,300
ICON PLC (a)	6,033	877,500
Mesa Laboratories, Inc.	4,890	460,736
Repligen Corp. (a)	35,620	4,430,415

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Stevanato Group SpA	31,300	$764,659
		12,309,406
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	6,430	673,607
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	24,483	1,052,035
Multi-Utilities - 0.1%
Avista Corp.	14,411	546,897
Office REITs - 0.7%
COPT Defense Properties	12,423	342,627
Cousins Properties, Inc.	70,668	2,122,160
Easterly Government Properties, Inc.	43,146	957,841
		3,422,628
Office Services & Supplies - 1.5%
MSA Safety, Inc. (b)	42,694	7,152,526
Oil & Gas Equipment & Services - 0.6%
Aris Water Solutions, Inc., Class A	37,281	881,696
Atlas Energy Solutions, Inc.	47,034	628,844
Cactus, Inc., Class A	26,719	1,168,155
Oil States International, Inc. (a)	71,976	385,791
		3,064,486
Oil & Gas Exploration & Production - 1.4%
Northern Oil & Gas, Inc.	116,130	3,292,286
Range Resources Corp.	18,985	772,120
SM Energy Co.	110,147	2,721,732
		6,786,138
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	15,797	648,941
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	30,844	924,086
Upbound Group, Inc.	22,698	569,720
		1,493,806
Packaged Foods & Meats - 1.5%
Calavo Growers, Inc.	6,567	174,617
Freshpet, Inc. (a)	23,700	1,610,652
J&J Snack Foods Corp.	7,891	894,918
Lancaster Colony Corp.	7,963	1,375,767
Simply Good Foods Co. (a)	61,100	1,930,149
Utz Brands, Inc.	91,216	1,144,761
		7,130,864
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	93,540	333,938
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	5,660	327,884
elf Beauty, Inc. (a)	19,700	2,451,468
		2,779,352
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)	8,713	568,523
Corcept Therapeutics, Inc. (a)	6,266	459,925
Verona Pharma PLC ADR (a)	2,350	222,263
		1,250,711
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.3%
AMERISAFE, Inc.	38,065	$1,664,582
Hamilton Insurance Group Ltd., Class B (a)	11,950	258,359
Kemper Corp.	21,114	1,362,698
Palomar Holdings, Inc. (a)	11,596	1,788,683
RLI Corp.	41,520	2,998,574
Selective Insurance Group, Inc.	7,369	638,524
Skyward Specialty Insurance Group, Inc. (a)	27,727	1,602,343
Trupanion, Inc. (a)	16,550	916,043
		11,229,806
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	65,504	2,923,444
Regional Banks - 9.5%
1st Source Corp.	15,054	934,402
Axos Financial, Inc. (a)	7,025	534,181
Banc of California, Inc.	45,847	644,150
BancFirst Corp.	7,601	939,636
Bank OZK	23,663	1,113,581
BankUnited, Inc.	12,133	431,813
Columbia Banking System, Inc.	74,132	1,733,206
Cullen/Frost Bankers, Inc.	33,741	4,337,068
East West Bancorp, Inc.	4,104	414,422
Enterprise Financial Services Corp.	10,306	567,861
Equity Bancshares, Inc., Class A	11,518	469,934
First Financial Bankshares, Inc.	68,300	2,457,434
Five Star Bancorp	16,169	461,463
Fulton Financial Corp.	112,111	2,022,482
German American Bancorp, Inc.	31,600	1,216,916
Heritage Commerce Corp.	47,244	469,133
Home BancShares, Inc.	27,168	773,201
Lakeland Financial Corp.	7,671	471,383
Live Oak Bancshares, Inc.	143,145	4,265,721
National Bank Holdings Corp., Class A	17,234	648,171
Old Second Bancorp, Inc.	27,350	485,189
Origin Bancorp, Inc.	22,832	816,016
Pinnacle Financial Partners, Inc.	8,721	962,886
Preferred Bank	9,390	812,658
Prosperity Bancshares, Inc.	36,633	2,573,102
QCR Holdings, Inc.	8,845	600,575
Renasant Corp.	72,039	2,588,361
ServisFirst Bancshares, Inc.	32,800	2,542,328
SouthState Corp.	6,514	599,483
Stock Yards Bancorp, Inc.	17,881	1,412,241
Texas Capital Bancshares, Inc. (a)	9,404	746,678
WaFd, Inc.	18,006	527,216
Westamerica BanCorp	27,509	1,332,536
Wintrust Financial Corp.	11,361	1,408,537
WSFS Financial Corp.	78,033	4,291,815
		46,605,779
Restaurants - 2.4%
Brinker International, Inc. (a)	6,113	1,102,357
Cheesecake Factory, Inc.	42,026	2,633,349

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
First Watch Restaurant Group, Inc. (a)	46,983	$753,607
Shake Shack, Inc., Class A (a)	9,411	1,323,187
Sweetgreen, Inc., Class A (a)	40,046	595,885
Texas Roadhouse, Inc.	17,210	3,225,326
Wingstop, Inc.	6,153	2,071,961
		11,705,672
Retail REITs - 0.2%
Kite Realty Group Trust	27,958	633,249
Phillips Edison & Co., Inc.	12,954	453,778
		1,087,027
Security & Alarm Services - 1.1%
Brink's Co.	61,653	5,504,996
Semiconductor Materials & Equipment - 0.5%
Axcelis Technologies, Inc. (a)	3,909	272,418
Ichor Holdings Ltd. (a)	19,149	376,087
MKS, Inc.	7,600	755,136
Onto Innovation, Inc. (a)	11,385	1,149,088
		2,552,729
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (a)	4,855	449,524
Diodes, Inc. (a)	8,222	434,862
Rambus, Inc. (a)	8,626	552,237
Semtech Corp. (a)	46,580	2,102,621
		3,539,244
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	17,631	296,024
Soft Drinks & Non-alcoholic Beverages - 1.1%
Celsius Holdings, Inc. (a)	47,500	2,203,525
Primo Brands Corp., Class A	105,027	3,110,900
		5,314,425
Specialized Consumer Services - 0.8%
Matthews International Corp., Class A	49,786	1,190,383
OneSpaWorld Holdings Ltd.	141,646	2,888,162
		4,078,545
Specialty Chemicals - 3.0%
Avient Corp.	86,126	2,782,731
Axalta Coating Systems Ltd. (a)	16,596	492,735
HB Fuller Co.	10,271	617,801
Ingevity Corp. (a)	102,241	4,405,565
Quaker Chemical Corp.	13,552	1,517,011
Sensient Technologies Corp.	11,300	1,113,276
Stepan Co.	64,501	3,520,464
		14,449,583
Steel - 0.3%
Commercial Metals Co.	31,097	1,520,954
Systems Software - 2.4%
Commvault Systems, Inc. (a)	10,507	1,831,685
Gitlab, Inc., Class A (a)	40,600	1,831,466
JFrog Ltd. (a)	30,000	1,316,400
Onestream, Inc. (a)	91,143	2,579,347
Progress Software Corp.	9,519	607,693
SentinelOne, Inc., Class A (a)	118,568	2,167,423
	Number of Shares	Fair Value
Tenable Holdings, Inc. (a)	36,848	$1,244,726
		11,578,740
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	3,006	415,084
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc. (a)	165,801	1,563,503
IonQ, Inc. (a)	6,248	268,477
Pure Storage, Inc., Class A (a)	48,500	2,792,630
		4,624,610
Timber REITs - 0.1%
PotlatchDeltic Corp.	18,078	693,653
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	19,153	4,452,115
FTAI Aviation Ltd.	8,921	1,026,272
MRC Global, Inc. (a)	15,420	211,408
Transcat, Inc. (a)	13,320	1,144,987
WESCO International, Inc.	3,969	735,059
		7,569,841
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	21,156	762,674
Flywire Corp. (a)	41,524	485,831
Shift4 Payments, Inc., Class A (a)	28,848	2,859,125
		4,107,630
Water Utilities - 0.1%
American States Water Co.	7,578	580,929
Total Common Stock (Cost $349,374,566)		459,937,262
Short-Term Investment - 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $28,963,538)	28,963,538	28,963,538
Total Investments (Cost $378,338,104)		488,900,800
Other Assets and Liabilities, net - 0.2%		937,515
NET ASSETS - 100.0%		$489,838,315

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2025	150	$16,186,752	$16,437,750	$250,998
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$459,937,262	$—	$—	$459,937,262
Short-Term Investment	28,963,538	—	—	28,963,538
Total Investments in Securities	$488,900,800	$—	$—	$488,900,800
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	250,998	—	—	250,998
Total Other Financial Instruments	$250,998	$—	$—	$250,998

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	36,677,325	$36,677,325	$219,898,367	$227,612,154	$—	$—	28,963,538	$28,963,538	$1,247,427
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2025 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
11